Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

4.Segment information

The Group is organised into business units based on geographical areas and has three reportable segments:

–	North America.
–	Europe, Middle East, Africa and Latin America (EMEA & LatAm).
–	Asia Pacific (APAC).

No operating segments have been aggregated to form the above reportable operating segments.

The Group’s Commercial Operations Board, which consists of the CEO, CFO and other members of senior leadership, is the Chief Operating Decision Maker (CODM) who monitors the operating results of the Group’s reportable segments separately for the purpose of making decisions about resource allocation and performance assessment. The CODM uses a measure of adjusted operating profit to assess the performance of the reportable segments. Adjusted operating profit is defined as operating profit less net intangible amortisation and impairment of brands, licences, and patents, restructuring costs, transaction-related costs, separation and admission costs, and disposals and others. The CODM does not review IFRS operating profit or total assets on a segment basis.

The composition of these geographical segments is reviewed on an annual basis. Analysis of revenue and adjusted operating profit by geographical segment is included below:

Revenue by segment

	2024 £m	2023 £m	2022 £m
North America	4,042	4,195	4,116
EMEA & LatAm	4,631	4,545	4,270
APAC	2,560	2,562	2,472
Group revenue	11,233	11,302	10,858

Transactions between Haleon’s geographical regions are carried out at arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for Economic Cooperation and Development (OECD) principles.

Adjusted operating profit by segment

	2024 £m	2023 £m	2022 £m
Group operating profit	2,206	1,996	1,825
Reconciling items between Group operating profit and Group adjusted operating profit[1]	294	553	647
Total	2,500	2,549	2,472

North America	1,000	1,107	1,070
EMEA & LatAm	1,054	1,010	977
APAC	539	541	506
Corporate and other unallocated	(93)	(109)	(81)
Total	2,500	2,549	2,472

1	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of £147m (2023: £224m, 2022: £172m): amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.
b)	Restructuring costs of £214m (2023: £169m, 2022: £41m): expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.
c)	Transaction-related costs of £(1)m (2023: £2m, 2022: £8m).
d)	Separation and admission costs of £30m (2023: £120m, 2022: £411m): costs incurred in relation to and in connection with separation and listing of the Group as a standalone business.
e)	Disposals and others of £(96)m (2023: £38m, 2022: £15m): gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items.

The primary products sold by each of the reportable segments consist of Oral Health, Vitamins, Minerals and Supplements, Pain Relief, Respiratory Health, Digestive Health and Other products and the product portfolio is consistent across the reportable segments. Analysis of revenue by market category is included below:

Revenue by market category

	2024 £m	2023 £m	2022 £m
Oral Health	3,312	3,136	2,957
Vitamins, Minerals and Supplements	1,696	1,640	1,675
Pain Relief	2,564	2,652	2,551
Respiratory Health	1,677	1,736	1,579
Digestive Health and Other	1,984	2,138	2,096
Group revenue	11,233	11,302	10,858

Revenue attributable to the country of domicile and foreign countries with the most significant contribution to the Group’s revenue are included below:

Revenue by geography

	2024 £m	2023 £m	2022 £m
UK	384	381	348
US & Puerto Rico	3,616	3,755	3,692
China	987	966	907
Rest of the World	6,246	6,200	5,911
Group revenue	11,233	11,302	10,858

Other segmental information

	North America £m	EMEA & LatAm £m	APAC £m	Other reconciling items £m	Total £m
Year ended 31 December 2024
Impairment charges	8	5	1	193	207
Impairment reversal	–	–	–	(15)	(15)

Year ended 31 December 2023
Impairment charges	3	5	2	190	200
Impairment reversal	–	–	–	–	–

Year ended 31 December 2022
Impairment charges	2	7	1	133	143
Impairment reversal	–	–	–	–	–

Non-current assets attributable to the country of domicile and all foreign countries with significant non-current assets are included below:

	2024 £m	2023 £m	2022 £m
UK	334	405	440
US & Puerto Rico	7,523	7,622	8,519
Rest of the World	20,346	20,844	21,508
Non-current assets	28,203	28,871	30,467

Non-current assets by location excludes derivatives, other investments, deferred tax assets and post-employment benefit assets.